Financial liabilities	6 Months Ended
Jun. 30, 2018
Financial liabilities
Financial liabilities

9.    Financial liabilities

a)   Breakdown

The detail, by nature and category for valuation purposes, of the Group’s financial liabilities, other than hedging derivatives, at June 30, 2018 (IFRS 9) and December 31, 2017 (IAS 39) is as follows:

	Millions of euros
	06-30-2018 (*)			12-31-2017
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortized cost

Derivatives	54,892	—	—	57,892	—	—
Short Positions	14,123	—	—	20,979	—	—
Deposits	6,335	55,416	900,931	28,753	55,971	883,320
Central banks	—	10,293	73,801	282	8,860	71,414
Credit institutions	558	13,242	90,363	292	18,166	91,300
Customer	5,777	31,881	736,767	28,179	28,945	720,606
Debt securities	—	2,309	224,466	—	3,056	214,910
Other financial liabilities	—	428	28,521	—	589	27,839
Total	75,350	58,153	1,153,918	107,624	59,616	1,126,069

(*)  See reconciliation of IAS 39 as at December 31, 2017 to IFRS 9 as at January 1, 2018 (Note 1.b).

b)   Information on issues, repurchases or redemptions of debt instruments issued

The detail of the balance of debt instruments issued according to their nature is:

	Millions of euros
	06-30-18	12-31-17
Bonds and debentures outstanding	182,830	176,719
Subordinated	23,814	21,382
Promissory notes and other securities	20,131	19,865
Total debt instruments issued	226,775	217,966

The detail, at June 30, 2018 and 2017, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by the Bank or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2018 and 2017:

	Millions of euros
	06-30-2018
	Outstanding beginning balance at 01-01-2018	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Outstanding ending balance at 06-30-2018

Bonds and debentures outstanding	176,719	—	35,957	(29,081)	(765)	182,830
Subordinated	21,382	—	2,987	(644)	89	23,814
Bonds and debentures outstanding and subordinated liabilities issued	198,101	—	38,944	(29,725)	(676)	206,644

	Millions of euros
	06-30-2017
	Outstanding beginning balance at 01-01-2017	Perimeter	Issues	Repurchases or redemptions	Exchange rate and other adjustments	Outstanding ending balance at 06-30-2017

Bonds and debentures outstanding	183,278	11,426	32,406	(39,348)	(8,262)	179,500
Subordinated	19,873	11	1,800	(74)	(583)	21,027
Bonds and debentures outstanding and subordinated liabilities issued	203,151	11,437	34,206	(39,422)	(8,845)	200,527

In March 2018, Banco Santander, S.A. communicated that the placement of preference shares contingently convertible into newly issued ordinary shares of the Bank was carried out, excluding the right of preferential subscription of its shareholders and for a nominal amount of EUR 1,500 million (the "Issuance" and the CCPSs").

The Issuance is made at par and the remuneration of the CCPSs, whose payment is subject to certain conditions and is also discretionary, has been fixed at an annual 4.75% for the first seven years, being revised thereafter every five years applying a margin of 409.7 basis-point over the Mid-Swap Rate in five-year euros (5-year Euro Mid-Swap Rate).

c)    Other issues guaranteed by the Group

At June 30, 2018 and 2017, there were no debt instruments issued by associates or non-Group third parties that had been guaranteed by the Bank or any other Group entity.

d)   Fair value of financial liabilities not measured at fair value

Following is a comparison of the carrying amounts of the Group’s financial liabilities measured at other than fair value and their corresponding fair value at June 30, 2018 and December 31, 2017:

	Millions of euros
	06-30-2018		12-31-2017
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	900,931	899,853	883,320	883,880
Central banks	73,801	73,251	71,414	70,713
Credit institutions	90,363	90,450	91,300	91,767
Customer	736,767	736,152	720,606	721,400
Debt securities	224,466	227,342	214,910	221,276
Other financial liabilities	28,521	28,508	27,839	27,615
LIABILITIES	1,153,918	1,155,703	1,126,069	1,132,771

The main valuation methods and inputs used in the estimation of the fair value of the financial liabilities in the previous table, other than those mentioned in these interim financial statements, are detailed in Note 51.c of the consolidated annual accounts for 2017.